Income Tax	12 Months Ended
Dec. 31, 2022
Deferred tax expense (income) [abstract]
Income Tax	INCOME TAX
Financial detail
For 2022, the corporate income tax payable of the Parent company GENFIT SA amounted to €4,906, which is recognized as "Other current tax liabilities" in the consolidated financial statements.
It is of note that we benefited from a reduced tax rate on part of the income from the licensing agreement signed with Ipsen pursuant to Article 238 of the French Tax Code.
The determination of the income tax expense recognized in the consolidated financial statements, which amounted to (a gain) of €(116) for 2021, is summarized in the table "Effective tax rate" hereunder.
Breakdown of deferred taxes by nature

	As of	Impact on	Impact on the	As of
(in € thousands)	12/31/2020	equity	profit/loss	12/31/2021
Deferred tax liabilities	(2,050)	(2,721)	2,455	(2,315)
Deferred tax assets	1,282	—	430	1,712
TOTAL	(767)	(2,721)	2,885	(602)

	As of	Impact on	Impact on the	As of
(in € thousands)	12/31/2021	equity	profit/loss	12/31/2022
Deferred tax liabilities	(2,315)	—	545	(1,770)
Deferred tax assets	1,712	—	(453)	1,260
TOTAL	(602)	—	93	(510)

Effective tax rate

	Year ended
(in € thousands)	2020/12/31	2021/12/31	2022/12/31
Profit (loss) for the period	(101,221)	67,259	(23,719)
Tax gain (expense)	428	(2,215)	116
Profit (loss) for the period before taxes	(101,649)	69,474	(23,836)
Tax rate in France	28.92%	27.37%	25.00%
Theoretical tax expense calculated at the French tax rate	29,401	(19,018)	5,959
Increase / decrease in tax benefit arising from :
Tax credits	1,739	1,512	1,504
Permanent differences	(404)	833	(31)
Differences between rates	172	7,323	(67)
Tax losses for the period, unrecognised as deferred tax assets	(28,603)	0	(7,037)
Utilisation of previously unrecognised tax losses	0	5,590	0
IFRS adjustments without tax incidence	(358)	(129)	(61)
Non recognition of deffered tax assets related to temporary differences	(775)	(24)	331
Recognition of deferred tax assets against deferred tax liabilities	(706)	430	(453)
Tax effects related to the renegociation of the convertible debt	0	1,370	0
Others	(39)	(102)	(29)
Income tax expense recognised in profit or loss	428	(2,215)	116
Effective income rate	(0.42)%	(3.19)%	(0.49)%
Tax Inspection
We are subject to a tax audit by the French revenue service on our tax returns or operations subject to review on the 2019 and 2020 periods (including the Research Tax Credit claimed for these periods), which started on December 10, 2021 and is still ongoing at the date of this document.
The research tax credit receivable from amounted to €11,299 as of December 31, 2022, €6,017 of which relates to 2022. The balance for 2021 has not yet been reimbursed in 2022 given the ongoing tax audit. The amount of the balance for 2021 is €5,282.
Losses available for offsetting against future taxable income
At December 31, 2020, 2021 and 2022, the tax loss carry forwards for the Company amounted to €483,356, €449,679 and €477,149, respectively.
Such carry forwards can be offset against future taxable profit within a limit of €1.0 million per year plus 50% of the profit exceeding this limit. Remaining unused losses will continue to be carried forward indefinitely.
In 2021, the amount of tax loss carry forwards used to offset taxable profit were €33.7 million.
Deferred tax assets and liabilities
The Group's main sources of deferred tax assets and liabilities as of December 31, 2021 and 2022 related to:
•Tax loss carry forwards: €449,679 and €477,149 respectively;
•Temporary differences related to:
◦the OCEANEs: a deferred tax liability for €2,315 and €1,770 as of December 31, 2021 and 2022, respectively, and a deferred tax asset for €1,712 and €1,260 as of December 31, 2021 and 2022,
◦Post-employment benefits: a deferred tax liability for €287 and €216, as of December 31, 2021 and 2022, respectively, each offset by a deferred tax asset of the same amount.
The Company offsets its deferred tax assets and liabilities (€1,260 and €1,770, respectively), as permitted by IAS 12, resulting in a net deferred tax liability of €510 as of December 31, 2022.
Other than as it relates to deferred tax assets recognized based on the available deferred tax liabilities, no other deferred tax asset has been recognized as it is not probable that taxable profit will be available to offset deductible temporary differences and tax loss carry forwards.